Property and Equipment - Depreciation and Amortization (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Total depreciation and amortization expenses	$ 4,902	$ 2,398	$ 11,734	$ 6,407	$ 5,433
Cost of services
Property, Plant and Equipment [Line Items]
Total depreciation and amortization expenses	3,058	1,792	9,055	4,752	4,223
Research and development
Property, Plant and Equipment [Line Items]
Total depreciation and amortization expenses	1,251	249	1,040	821	722
Selling and marketing
Property, Plant and Equipment [Line Items]
Total depreciation and amortization expenses	0	0	0	0	0
General and administrative
Property, Plant and Equipment [Line Items]
Total depreciation and amortization expenses	$ 593	$ 357	$ 1,639	$ 834	$ 488